Employee Benefits - Summary of Sensitivity Analysis for Actuarial Assumptions (Parenthetical) (Detail)	Mar. 31, 2024	Mar. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of change in discount rate	1.00%	1.00%
Percentage of change in future salary growth	1.00%	1.00%
Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of change in withdrawal rate	5.00%	5.00%
Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of change in withdrawal rate	10.00%	10.00%